Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Recurring Basis (Detail) (JPY ¥)
In Millions, unless otherwise specified
			12 Months Ended					12 Months Ended																		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Contingent consideration Monte Carlo Simulation Valuation Technique	Mar. 31, 2014 Available-for-sale securities	Mar. 31, 2013 Available-for-sale securities	Mar. 31, 2012 Available-for-sale securities	Mar. 31, 2011 Available-for-sale securities	Mar. 31, 2013 Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Available-for-sale securities Corporate debt securities Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2013 Available-for-sale securities Corporate debt securities Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2014 Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Available-for-sale securities Specified bonds issued by SPEs in Japan Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2013 Available-for-sale securities Specified bonds issued by SPEs in Japan Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2014 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2013 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2014 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2013 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2014 Available-for-sale securities Other Debt Securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Available-for-sale securities Other Debt Securities Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Other securities	Mar. 31, 2013 Other securities	Mar. 31, 2012 Other securities	Mar. 31, 2013 Other securities Investment funds Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Other securities Investment funds Internal Cash Flows Valuation Technique	Mar. 31, 2014 Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Minimum Contingent consideration Monte Carlo Simulation Valuation Technique	Mar. 31, 2014 Minimum Available-for-sale securities Corporate debt securities Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2014 Minimum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Minimum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2013 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2014 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Minimum Available-for-sale securities Other Debt Securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Minimum Other securities Investment funds Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Minimum Other securities Investment funds Internal Cash Flows Valuation Technique	Mar. 31, 2014 Minimum Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Minimum Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Maximum Contingent consideration Monte Carlo Simulation Valuation Technique	Mar. 31, 2013 Maximum Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Maximum Available-for-sale securities Corporate debt securities Appraisals/Broker Quotes Valuation Technique	Mar. 31, 2014 Maximum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Maximum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2013 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2014 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Maximum Available-for-sale securities Other Debt Securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Maximum Available-for-sale securities Other Debt Securities Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Maximum Other securities Investment funds Discounted Cash Flows Valuation Technique	Mar. 31, 2014 Maximum Other securities Investment funds Internal Cash Flows Valuation Technique	Mar. 31, 2014 Maximum Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2013 Maximum Derivative assets Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 92,804	¥ 144,877	¥ 2,833	¥ 84,001	¥ 136,978	¥ 243,655	¥ 315,676	¥ 974	¥ 661	¥ 5,550	¥ 3,627	¥ 60,013	¥ 3,145	¥ 3,231			¥ 22,991	¥ 30,804	¥ 42,027	¥ 28,095	¥ 11,550	¥ 8,311	¥ 6,317	¥ 5,800	¥ 0	¥ 5,800	¥ 6,317	¥ 2,486	¥ 2,099
Valuation Technique(s)			Monte Carlo simulation					Discounted cash flows	Appraisals/Broker quotes	Appraisals/Broker quotes	Discounted cash flows	Discounted cash flows	Appraisals/Broker quotes	Appraisals/Broker quotes			Discounted cash flows	Discounted cash flows	Appraisals/Broker quotes	Appraisals/Broker quotes	Discounted cash flows	Discounted cash flows				Discounted cash flows	Internal cash flows	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs			Discount rate					Discount rate	-	-	Discount rate	Discount rate	-	-	Probability of default	Probability of default	Discount rate	Discount rate	-	-	Discount rate	Discount rate				Discount rate	Discount rate	Discount rate	Discount rate
Weighted Average Discount Rate			16.00%					5.40%			4.50%	4.90%					18.10%	9.30%			12.00%	11.70%				18.60%	20.10%	11.50%	12.30%	16.00%	0.00%	1.00%	1.00%			4.10%	2.90%	12.00%	13.00%	15.00%	10.00%	10.00%	16.00%	5.40%	0.00%	11.10%	12.00%			38.00%	42.60%	12.00%	11.70%	20.00%	32.00%	15.00%	15.00%
Weighted Average Probability of default															0.60%	1.70%																		0.00%	0.00%													18.10%	12.80%